Income taxes - Disclosure of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets (liabilities)
Deferred tax assets	$ 37,907	$ 22,324
Potential tax assets not recognized	(37,907)	(22,324)
Net deferred tax assets	0	0
Loss carry-forwards
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	31,700	19,347
Deferred revenue and contingent consideration
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,175	868
Share issue costs
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	3,364	1,425
Property and equipment
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	2	2
Intangible assets
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,507	606
Other
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	$ 159	$ 76